Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Operating Lease Cost

Individual components of the total lease cost incurred by the Company were as follows:

	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
	(Unaudited)	(Unaudited)
Operating lease expense	$914,777	$1,238,162
Individual components of the total lease cost incurred by the Company is as follows:
	Year Ended December 31, 2022	Year Ended December 31, 2021

Operating lease expense	$1,622,466	$1,333,916

Schedule of Future Minimum Lease Payments of Operating Lease

The Company’s amount of future minimum lease payments under operating leases are as follows:

Operating Leases
(Unaudited)
Undiscounted future minimum lease payments:
2023 (three months)	$101,361
2024	344,807
2025	348,344
2026	217,811
2027	73,823
Thereafter	81,691
Total	1,167,837
Amount representing imputed interest	(104,021)
Total operating lease liability	1,063,816
Current portion of operating lease liability	(316,300)
Operating lease liability, non-current	$747,516

The amount of future minimum lease payments under operating are as follows:

Operating Leases

Undiscounted future minimum lease payments:
2023	$1,545,103
2024	1,152,928
2025	887,061
2026	628,509
2027	137,383
Thereafter	81,691
Total	4,432,675
Amount representing imputed interest	(410,555)
Total operating lease liability	4,022,120
Current portion of operating lease liability	(1,368,016)
Operating lease liability, non-current	$2,654,104

Schedule of Operating Lease Right of Use Assets	Right of use assets are included in the consolidated Balance Sheet as follows:
	December 31, 2022	December 31, 2021

Non-current assets
Right of use assets, net of amortization	$3,623,078	$4,948,393

Theralink Technologies Inc [Member]
Schedule of Future Minimum Lease Payments of Operating Lease

Future base lease payments under the non-cancellable operating lease on September 30, 2023 are as follows:

Years ending September 30,	Amount

2024	$122,893
2025	126,580
2026	130,377
2027	135,163
2028	139,218
2029 and thereafter	1,274,749
Total minimum non-cancellable operating lease payments	1,928,980
Less: discount to fair value	(771,219)
Total operating lease liability on September 30, 2023	$1,157,761

Schedule of Financial Lease Right-of-use Assets

Financing lease right-of-use assets (“Financing ROU”) is summarized below:

	September 30, 2023	September 30, 2022

Financing ROU assets	$231,841	$231,841
Less accumulated amortization	(212,853)	(166,887)
Balance of Financing ROU assets	$18,988	$64,954

Schedule of Financing Lease Liability Related to Financing Right-of-use Assets

Financing lease liability related to the Financing ROU assets is summarized below:

	September 30, 2023	September 30, 2022

Financing lease payables for equipment	$231,841	$231,841
Total financing lease payables	231,841	231,841
Payments of financing lease liabilities	(197,451)	(143,456)
Total	34,390	88,385
Less: short term portion	(30,262)	(53,995)
Long term portion	$4,128	$34,390

Schedule of Future Minimum Lease Payments Under Financing Lease

Future minimum lease payments under the financing lease agreements on September 30, 2023 are as follows:

Years ending September 30,	Amount

2024	$31,900
2025	4,185

Total minimum financing lease payments	36,085
Less: discount to fair value	(1,695)
Total financing lease payable on September 30, 2023	$34,390

Schedule of Operating Right-of-use Assets

Operating Right-of-use asset (“ROU”) is summarized below:

	September 30, 2023	September 30, 2022

Operating office lease	$1,212,708	$1,212,708
Less accumulated reduction	(108,362)	(57,847)
Balance of Operating ROU asset	$1,104,346	$1,154,861

Schedule of Operating Lease Liability Related to Right-of-use Assets

Operating lease liability related to the ROU asset is summarized below:

	September 30, 2023	September 30, 2022

Operating office lease	$1,212,708	$1,212,708
Total operating lease liability	1,212,708	1,212,708
Reduction of operating lease liability	(54,947)	(29,396)
Total	1,157,761	1,183,312
Less: short term portion	(31,388)	(25,551)
Long term portion	$1,126,373	$1,157,761